Segment reporting (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2022 CHF (SFr) segment	Jun. 30, 2021 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Segments
Number of segments | segment			1
Collaborative research funding	SFr 183,354	SFr 992,595	SFr 420,591	SFr 1,836,818
Grants earned		73,735		146,852
Other service income	3,089	5,550	9,800	10,631
Revenue and other operating income	186,443	1,071,880	430,391	1,994,301
Long-lived assets	435,913		435,913		SFr 600,008
Operating costs	7,278,658	5,578,517	13,285,191	9,648,966
Capital expenditure			0	5,393
Switzerland
Segments
Long-lived assets	431,836		431,836		596,098
Operating costs	7,267,558	5,567,368	13,264,551	9,628,157
United States of America
Segments
Long-lived assets	3,717		3,717		3,536
Operating costs	10,740	8,646	18,448	16,627
France
Segments
Long-lived assets	360		360		SFr 374
Operating costs	360	2,503	2,192	4,182
Indivior PLC
Segments
Revenue and other operating income	183,354	992,595	420,591	1,836,818
Eurostars/Innosuisse
Segments
Revenue and other operating income		73,735		146,852
Other counterparties
Segments
Revenue and other operating income	SFr 3,089	SFr 5,550	SFr 9,800	SFr 10,631